CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 65,901,123	$ 9,028,417	¥ 91,329,030
Restricted cash	6,849	938	479
Time deposits and short-term investments	46,904,548	6,425,897	11,933,255
Trade receivable, net of allowance for credit losses of RMB285 and RMB561 as of December 31, 2023 and 2024, respectively	135,112	18,510	143,523
Inventories	8,185,604	1,121,423	6,871,979
Prepayments and other current assets, net of allowance for credit losses of RMB3,076 and RMB3,464 as of December 31, 2023 and 2024, respectively	5,176,546	709,184	4,247,318
Total current assets	126,309,782	17,304,369	114,525,584
Non-current assets:
Long-term investments	922,897	126,436	1,595,376
Property, plant and equipment, net	21,140,933	2,896,296	15,745,018
Operating lease right-of-use assets, net	8,323,963	1,140,378	5,939,230
Intangible assets, net	914,951	125,348	864,180
Goodwill	5,484	751	5,484
Deferred tax assets	2,542,180	348,277	1,990,245
Other non-current assets, net of allowance for credit losses of RMB4,886 and RMB5,544 as of December 31, 2023 and 2024, respectively	2,188,888	299,876	2,802,354
Total non-current assets	36,039,296	4,937,362	28,941,887
Total assets	162,349,078	22,241,731	143,467,471
Current liabilities:
Short-term borrowings	281,102	38,511	6,975,399
Trade and notes payable	53,596,194	7,342,648	51,870,097
Amounts due to related parties	¥ 11,492	$ 1,574	¥ 10,607
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Deferred revenue, current	¥ 1,396,489	$ 191,318	¥ 1,525,543
Operating lease liabilities, current	1,438,092	197,018	1,146,437
Finance lease liabilities, current	95,205	13,043	0
Accruals and other current liabilities	12,397,322	1,698,426	11,214,626
Total current liabilities	69,215,896	9,482,538	72,742,709
Non-current liabilities:
Long-term borrowings	8,151,598	1,116,764	1,747,070
Deferred revenue, non-current	720,531	98,712	812,218
Operating lease liabilities, non-current	5,735,738	785,793	3,677,961
Finance lease liabilities, non-current	642,984	88,088	0
Deferred tax liabilities	864,999	118,504	200,877
Other non-current liabilities	5,696,950	780,479	3,711,414
Total non-current liabilities	21,812,800	2,988,340	10,149,540
Total liabilities	91,028,696	12,470,878	82,892,249
Commitments and contingencies
SHAREHOLDERS' EQUITY
Treasury shares	(74)	(10)	(90)
Additional paid-in capital	60,126,623	8,237,314	57,479,857
Accumulated other comprehensive loss	(171,748)	(23,529)	(224,876)
Statutory reserves	758,472	103,911	444,585
Retained earnings	10,160,161	1,391,936	2,441,698
Total Li Auto Inc. shareholders' equity	70,874,884	9,709,820	60,142,624
Noncontrolling interests	445,498	61,033	432,598
Total shareholders' equity	71,320,382	9,770,853	60,575,222
Total liabilities and shareholders' equity	162,349,078	22,241,731	143,467,471
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	1,215	166	1,215
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 235	$ 32	¥ 235